Note 13 - Certain Relationships and Related Transactions (Details Textual) - USD ($) $ in Millions	24 Months Ended
	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2013
Investment in Subsidiary [Member] | Management and Accredited Investors [Member]
Related Party Transaction, Amounts of Transaction	$ 1.0
AWMS Holdings, LLC [Member]
Equity Method Investments	3.4			$ 3.4
Proceeds from Issuance of Private Placement	$ 3.8
Equity Method Investment, Ownership Percentage		47.00%	47.00%